Provision for Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Federal	$ 1,399,794	$ 2,335,959	$ 1,917,068
State	120,377	284,044	270,114
Current Income Tax Expense (Benefit), Total	1,520,171	2,620,003	2,187,182
Deferred tax expense (benefit)	307,920	(850,100)	(536,374)
Income tax expense	$ 1,828,091	$ 1,769,903	$ 1,650,808